SCHEDULE OF CUSTOMERS BY GEOGRAPHIC AREA (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Revenues	$ 32,207,262	$ 251,216,649	$ 181,830,126	$ 141,372,358
Geographic revenue	100.00%	100.00%	100.00%	100.00%
HONG KONG
Revenues	$ 28,884,958	$ 225,302,675	$ 144,495,457	$ 128,519,292
Geographic revenue	89.70%	89.70%	79.50%	90.90%
SINGAPORE
Revenues	$ 2,792,028	$ 21,777,817	$ 33,751,584	$ 10,090,715
Geographic revenue	8.70%	8.70%	18.50%	7.10%
Others [Member]
Revenues	$ 530,276	$ 4,136,156	$ 3,583,085	$ 2,762,351
Geographic revenue	1.60%	1.60%	2.00%	2.00%